Schedule of Prepaid Expenses and Deposits (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Prepayments and accrued income including contract assets [abstract]
Exploration and production advances	$ 174,031	$ 871,527
Prepaid expenses	426,487	83,852	95,503
Prepaid taxes	2,917	7,433
Close-Out Fund (Note 13)	371,124
Prepaid expenses and deposits	974,559	962,812	95,503
Prepaid expenses and deposits – Current	603,435	962,812	95,503
Long-term deposits	$ 371,124